Income Tax - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Income tax benefit (expense) computed at statutory rate	25.80%	25.80%	25.80%
Effect of the tax benefits on basic earnings per share (in usd per share)	$ 0.05	$ 0.03	$ 0.05
Maximum percentage of tax reduction from tax holidays	100.00%	100.00%	100.00%
Thereafter	$ 497
Net deferred tax benefit (expense)	(33)	$ 21	$ (2)
Cumulative amount of distributable earnings	6,500	6,600
Distributable earnings becoming taxable upon repatriation amount	507
Indefinitely reinvested by foreign subsidiaries	432
Decrease in long term deferred tax liabilities	8
Unrecognized tax benefit offset against deferred tax assets	$ 75	19
Pillar II effective tax rate	15.00%
Pillar II income taxes	$ 2	9
Technological activities
Operating Loss Carryforwards [Line Items]
Effect of changes in tax laws and similar			52
Intangible assets
Operating Loss Carryforwards [Line Items]
Effect of changes in tax laws and similar			$ 81
2032
Operating Loss Carryforwards [Line Items]
Thereafter	80
Maximum
Operating Loss Carryforwards [Line Items]
Accrued interest and penalties related to uncertain tax positions	18	$ 1
The Netherlands
Operating Loss Carryforwards [Line Items]
Cumulative amount of distributable earnings	$ 5,957